CRYPTOCURRENCIES (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cryptocurrencies [Line Items]
Summary of cryptocurrencies
The details of cryptocurrencies are as follows:

	Periods ended June 30,
In thousands of USD	2022	2023
Cost:
Beginning balances	6,697	2,179
Additions	554,586	133,520
Purchase of cryptocurrency-denoted wealth management product from a related party(1)	(149,972)	—
Loan to a related party(2)	(50,025)	—
Disposals	(357,113)	(125,360)
Ending balances	4,173	10,339
Impairment:
Beginning balances	(510)	(4)
Additions	(561)	—
Disposals	—	1
Ending balances	(1,071)	(3)
Net book value:
Beginning balances	6,187	2,175
Ending balances	3,102	10,336
(1)
Represent cryptocurrency-denoted wealth management products purchased from the Matrixport Group, a related party. All such wealth management products were fully redeemed as of June 30, 2022 and the redemptions are included in the additions of cryptocurrencies above. Also see Note 22.

(2)
Represent cryptocurrency loans made to the Matrixport Group, a related party. All loans were fully collected as of June 30, 2022 and the collections are included in the additions of cryptocurrencies above. Also see Note 22.

The details of cryptocurrencies are as follows:

	At December 31,
In thousands of USD	2020	2021	2022
Cost:
Beginning balances	1,194	9,656	6,697
Additions	172,530	655,028	865,333
Cryptocurrencies received on behalf of related parties(1)	6,312	—	—
Cryptocurrencies paid on behalf of related parties(1)	—	(24,852)	—
Disposals	(170,380)	(562,894)	(569,854)
Loan to a third party(2)	—	(10,222)	—
Purchase of cryptocurrency-denoted wealth management product from a related party(4)	—	(30,004)	(149,972)
Loan to a related party(3)	—	(30,015)	(150,025)
Ending balances	9,656	6,697	2,179
Impairment:
Beginning balances	(107)	(74)	(510)
Additions	—	(436)	—
Disposals	33	—	506
Ending balances	(74)	(510)	(4)
Net book value:
Beginning balances	1,087	9,582	6,187
Ending balances	9,582	6,187	2,175
(1)
Cryptocurrencies or cryptocurrencies other than USDC received and paid on behalf of related parties represent the net effect of cryptocurrency or cryptocurrencies other than USDC transferred through the wallets held by the Group relating to transactions arising from Bitmain and BTC’s businesses during the Carve-out Period.

(2)
Represent an unsecured, interest-free cryptocurrency loan the Group made to a third party. The lending was collected in full as of December 31, 2021. The Group recorded approximately US$3,735,000 loss on change in fair value of cryptocurrencies lent for the year ended December 31, 2021.

(3)
Represent cryptocurrency loans made to the Matrixport Group, a related party. All loans were fully collected as of December 31, 2021 and 2022 and the collections are included in the additions of cryptocurrencies above. Also see Note 20.

(4)
Represent cryptocurrency-denoted wealth management products purchased from the Matrixport Group, a related party. All such wealth management products were fully redeemed as of December 31, 2021 and 2022 and the redemptions are included in the additions of cryptocurrencies above. Also see Note 20.

Schedule of detailed information about cryptocurrencies
As of December 31, 2022 and June 30, 2023, the Group’s cryptocurrencies consist of the following:

In thousands of USD	At December 31, 2022	At June 30, 2023
Cryptocurrencies other than USDC	2,086	10,186
USDC	89	150
Total cryptocurrencies	2,175	10,336

As of December 31, 2021 and 2022, the Group’s cryptocurrencies consist of the following:

	At December 31,
In thousands of USD	2021	2022
Cryptocurrencies other than USDC	6,088	2,086
USDC	99	89
Total cryptocurrencies	6,187	2,175

Cryptocurrencies other than United States Dollar Coin [Member]
Cryptocurrencies [Line Items]
Summary of cryptocurrencies
The supplemental information of cryptocurrencies other than USDC is as follows:

	At December 31,
In thousands of USD	2020	2021	2022
Cost:
Beginning balances	1,194	9,601	6,598
Additions	172,475	575,730	586,117
Cryptocurrencies other than USDC received on behalf of related parties(1)	6,312	—	—
Cryptocurrencies other than USDC paid on behalf of related parties(1)	—	(24,852)	—
Disposals	(170,380)	(513,655)	(425,649)
Loan to a third party(2)	—	(10,222)	—
Purchase of cryptocurrency-denoted wealth management product from a related party(4)	—	(30,004)	(149,972)
Loan to a related party(3)	—	—	(15,004)
Ending balances	9,601	6,598	2,090
Impairment:
Beginning balances	(107)	(74)	(510)
Additions	—	(436)	—
Disposals	33	—	506
Ending balances	(74)	(510)	(4)
Net book value:
Beginning balances	1,087	9,527	6,088
Ending balances	9,527	6,088	2,086

(1)
Cryptocurrencies or cryptocurrencies other than USDC received and paid on behalf of related parties represent the net effect of cryptocurrency or cryptocurrencies other than USDC transferred through the wallets held by the Group relating to transactions arising from Bitmain and BTC’s businesses during the Carve-out Period.

(2)
Represent an unsecured, interest-free cryptocurrency loan the Group made to a third party. The lending was collected in full as of December 31, 2021. The Group recorded approximately US$3,735,000 loss on change in fair value of cryptocurrencies lent for the year ended December 31, 2021.

(3)
Represent cryptocurrency loans made to the Matrixport Group, a related party. All loans were fully collected as of December 31, 2021 and 2022 and the collections are included in the additions of cryptocurrencies above. Also see Note 20.

(4)
Represent cryptocurrency-denoted wealth management products purchased from the Matrixport Group, a related party. All such wealth management products were fully redeemed as of December 31, 2021 and 2022 and the redemptions are included in the additions of cryptocurrencies above. Also see Note 20.

Schedule of detailed information about cryptocurrencies
The supplemental information of cryptocurrencies other than USDC is as follows:

	Periods ended June 30,
In thousands of USD	2022	2023
Cost:
Beginning balances	6,598	2,090
Additions	481,077	127,589
Purchase of cryptocurrency-denoted wealth management product from a related party(1)	(149,972)	—
Loan to a related party(2)	(15,004)	—
Disposals	(318,622)	(119,490)
Ending balances	4,077	10,189
Impairment:
Beginning balances	(510)	(4)
Additions	(561)	—
Disposals	—	1
Ending balances	(1,071)	(3)
Net book value:
Beginning balances	6,088	2,086
Ending balances	3,006	10,186